Condensed Statements of Stockholders' (Deficit) Equity - USD ($)	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Common Stock Subscription Receivable - Related Party [Member]	Accumulated Deficit [Member]	Series A Preferred Stock [Member]
Beginning balance at Dec. 31, 2013	$ (765,836)	$ 1,889	$ 27,479,913		$ (28,247,655)	$ 17
Beginning balance, shares at Dec. 31, 2013		18,888,971				170,001
Issuance of preferred and common stock in debt forgiveness transaction	189,768	$ 253	189,508			$ 7
Issuance of preferred and common stock in debt forgiveness transaction, shares		2,530,227				71,636
Sale of common stock and common stock warrants to related party	250,000	$ 2,000	1,498,000	$ (1,250,000)
Sale of common stock and common stock warrants to related party, shares		20,000,000
Issuance of warrants for debt forgiveness	450,000		450,000
Issuance of common stock warrants in acquisition of research and development and development license agreement	619,134		619,134
Issuance of preferred stock in acquisition of research and development license agreement	1,290,726		1,290,700			$ 26
Issuance of preferred stock in acquisition of research and development license agreement, shares						258,363
Collection of stock subscription receivable	1,250,000			$ 1,250,000
Conversion of preferred stock to common stock		$ 17,000	(16,950)			$ (50)
Conversion of preferred stock to common stock, shares		170,000,739				(500,000)
Stock based compensation	753,585		753,585
Net loss	(3,975,298)				(3,975,298)
Ending balance at Dec. 31, 2014	62,079	$ 21,142	32,263,890		(32,222,953)
Ending balance, shares at Dec. 31, 2014		211,419,937
Sale of common stock and common stock warrants to related party	2,500,000	$ 3,333	2,496,667
Sale of common stock and common stock warrants to related party, shares		33,333,333
Common shares issued for payment of trade payables	90,000	$ 60	89,940
Common shares issued for payment of trade payables, shares		600,000
Stock based compensation	1,721,485		1,721,485
Net loss	(3,949,585)				(3,949,585)
Ending balance at Dec. 31, 2015	423,979	$ 24,535	36,571,982		(36,172,538)
Ending balance, shares at Dec. 31, 2015		245,353,270
Stock based compensation	447,696		447,696
Net loss	(1,194,465)				(1,194,465)
Ending balance at Mar. 31, 2016	$ (322,790)	$ 24,535	$ 37,019,678		$ (37,367,003)
Ending balance, shares at Mar. 31, 2016		245,353,270